Income Taxes (Details) - Schedule of roll-forward of the valuation allowance - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Roll Forward of the Valuation Allowance [Abstract]
Beginning balance		$ 1
Deferred tax assets-provision for current year		52	1
Less, valuation allowance		(53)
Deferred tax assets, net			$ 1